Shareholder Report, Holdings (Details)	May 31, 2025
C000163811 | FR_018266908
Holdings [Line Items]
Percent of Total Investments	2.00%
C000163811 | FR_677678005
Holdings [Line Items]
Percent of Total Investments	1.70%
C000163811 | FR_000558007
Holdings [Line Items]
Percent of Total Investments	1.60%
C000163811 | FR_619056005
Holdings [Line Items]
Percent of Total Investments	1.50%
C000163811 | FR_673582904
Holdings [Line Items]
Percent of Total Investments	1.50%
C000163811 | FR_617149901
Holdings [Line Items]
Percent of Total Investments	1.50%
C000163811 | FR_BF4X3P902
Holdings [Line Items]
Percent of Total Investments	1.50%
C000163811 | FR_ACI08PVG2
Holdings [Line Items]
Percent of Total Investments	1.50%
C000163811 | FR_ACI014TH7
Holdings [Line Items]
Percent of Total Investments	1.40%
C000163811 | FR_648092906
Holdings [Line Items]
Percent of Total Investments	1.40%
C000163811 | RegionAustralasia/Pacific
Holdings [Line Items]
Percent of Total Investments	10.30%
C000163811 | RegionNorth America
Holdings [Line Items]
Percent of Total Investments	11.30%
C000163811 | RegionAsia
Holdings [Line Items]
Percent of Total Investments	30.80%
C000163811 | RegionDeveloped Europe
Holdings [Line Items]
Percent of Total Investments	47.60%
C000163813 | FR_018266908
Holdings [Line Items]
Percent of Total Investments	2.00%
C000163813 | FR_677678005
Holdings [Line Items]
Percent of Total Investments	1.70%
C000163813 | FR_000558007
Holdings [Line Items]
Percent of Total Investments	1.60%
C000163813 | FR_619056005
Holdings [Line Items]
Percent of Total Investments	1.50%
C000163813 | FR_673582904
Holdings [Line Items]
Percent of Total Investments	1.50%
C000163813 | FR_617149901
Holdings [Line Items]
Percent of Total Investments	1.50%
C000163813 | FR_BF4X3P902
Holdings [Line Items]
Percent of Total Investments	1.50%
C000163813 | FR_ACI08PVG2
Holdings [Line Items]
Percent of Total Investments	1.50%
C000163813 | FR_ACI014TH7
Holdings [Line Items]
Percent of Total Investments	1.40%
C000163813 | FR_648092906
Holdings [Line Items]
Percent of Total Investments	1.40%
C000163813 | RegionAustralasia/Pacific
Holdings [Line Items]
Percent of Total Investments	10.30%
C000163813 | RegionNorth America
Holdings [Line Items]
Percent of Total Investments	11.30%
C000163813 | RegionAsia
Holdings [Line Items]
Percent of Total Investments	30.80%
C000163813 | RegionDeveloped Europe
Holdings [Line Items]
Percent of Total Investments	47.60%